Other liabilities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Other liabilities

Note 18 Other liabilities

	As at
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Accounts payable and accrued expenses	$1,599	$1,292
Accrued interest payable	10,936	5,019
Cash collateral	23,365	26,143
Commodity liabilities	11,716	10,038
Deferred income	3,830	3,660
Deferred income taxes	426	439
Dividends payable	1,975	1,856
Employee benefit liabilities	1,611	1,668
Held-for-sale liabilities	2,560	–
Insurance related liabilities	342	324
Lease liabilities	4,764	5,110
Negotiable instruments	1,684	1,715
Payable to brokers, dealers and clients	8,065	10,974
Payroll and related compensation	9,088	8,991
Precious metals certificates	775	557
Provisions	644	627
Short-term borrowings of subsidiaries	4,507	9,609
Taxes payable	2,959	2,136
Other	5,324	5,077
	$96,170	$95,235